Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets and liabilities [Abstract]
Carryforward tax losses	$ 1,688	$ 3,282
Share-based compensation	695	1,569
Research and development expenses	1,933	1,468
Other temporary differences	1,840	1,471
Deferred tax assets	6,156	7,790
Deferred tax liability due to intangible assets	(1,060)	(9)
Deferred tax assets, net	$ 5,096	$ 7,781